UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2018 (Unaudited)

Deutsche Fixed Income Opportunities Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 31.6%
Consumer Discretionary 4.9%
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,000,000	1,038,750
American Axle & Manufacturing, Inc., 144A, 6.25%, 4/1/2025 (b)		450,000	470,250
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		1,000,000	1,030,000
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020		700,000	694,750
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		1,000,000	1,012,500
144A, 10.125%, 1/15/2023		800,000	902,500
CVS Pass-Through Trust, 6.036%, 12/10/2028		1,306,181	1,439,673
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		800,000	814,000
			7,402,423
Energy 5.4%
Chesapeake Energy Corp., 144A, 8.0%, 1/15/2025 (b)		315,000	318,150
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		800,000	834,000
KazMunayGas National Co. JSC:
144A, 3.875%, 4/19/2022		1,500,000	1,512,825
144A, 4.75%, 4/19/2027		1,700,000	1,770,584
Noble Holding International Ltd., 5.75%, 3/16/2018 (b)		670,000	671,675
Plains All American Pipeline LP, 4.5%, 12/15/2026		1,115,000	1,142,920
State Oil Co. of the Azerbaijan Republic, REG S, 4.75%, 3/13/2023		1,000,000	1,022,500
Weatherford International Ltd., 8.25%, 6/15/2023 (b)		450,000	475,875
WPX Energy, Inc., 6.0%, 1/15/2022		500,000	526,250
			8,274,779
Financials 12.8%
Akbank Turk AS, 144A, 5.0%, 10/24/2022		1,250,000	1,257,937
Barclays PLC, 4.836%, 5/9/2028		1,000,000	1,025,220
BNP Paribas SA:
144A, 4.625%, 3/13/2027		1,500,000	1,575,621
144A, 6.75%, 3/4/2022		1,000,000	1,077,500
BPCE SA, 144A, 4.875%, 4/1/2026		1,000,000	1,054,511
Citigroup, Inc., 4.125%, 7/25/2028		1,500,000	1,523,879
Credit Suisse AG, 144A, 6.5%, 8/8/2023		2,000,000	2,235,000
HSBC Holdings PLC, 6.0%, 5/22/2027		2,000,000	2,092,500
Santander UK Group Holdings PLC, 3.571%, 1/10/2023		1,500,000	1,504,762
Societe Generale SA, 144A, 7.375%, 9/13/2021		750,000	809,062
TC Ziraat Bankasi AS:
144A, 5.125%, 5/3/2022		1,000,000	997,656
144A, 5.125%, 9/29/2023		1,000,000	984,744
The Goldman Sachs Group, Inc., 3-month USD-LIBOR + 1.750%, 3.51% **, 10/28/2027 (b)		1,000,000	1,065,084
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022		1,000,000	1,017,970
Westpac Banking Corp., 5.0%, 9/21/2027		1,300,000	1,286,734
			19,508,180
Health Care 1.1%
HCA, Inc., 4.5%, 2/15/2027		800,000	797,000
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026 (b)		1,000,000	830,883
			1,627,883
Industrials 0.9%
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		450,000	444,375
United Rentals North America, Inc., 5.875%, 9/15/2026		800,000	857,000
			1,301,375
Information Technology 0.9%
Dell International LLC, 144A, 4.42%, 6/15/2021		1,320,000	1,368,838
Materials 2.8%
AK Steel Corp., 7.0%, 3/15/2027 (b)		500,000	511,250
Evraz Group SA, 144A, 5.375%, 3/20/2023		900,000	928,395
GTL Trade Finance, Inc., 144A, 7.25%, 4/16/2044		1,500,000	1,713,750
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023		1,000,000	1,067,500
			4,220,895
Telecommunication Services 1.6%
AT&T, Inc., 3.4%, 5/15/2025		1,000,000	972,996
Frontier Communications Corp., 6.25%, 9/15/2021		1,000,000	818,750
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		800,000	698,000
			2,489,746
Utilities 1.2%
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		250,000	259,042
Perusahaan Listrik Negara PT, 144A, 5.5%, 11/22/2021		1,500,000	1,611,570
			1,870,612
Total Corporate Bonds (Cost $48,354,062)			48,064,731
Mortgage-Backed Securities Pass-Throughs 1.5%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		1,219,932	1,229,007
12-month USD-LIBOR + 1.770%, 3.52% ** , 9/1/2038		60,832	63,740
4.5%, with various maturities from 4/1/2023 until 9/1/2039		874,501	928,762
Government National Mortgage Association:
6.5%, with various maturities from 10/20/2038 until 2/20/2039		8,876	9,353
7.0%, 6/20/2038		6,016	6,865
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,305,632)			2,237,727
Asset-Backed 14.0%
Automobile Receivables 3.9%
AmeriCredit Automobile Receivables Trust, "C", Series 2017-3, 2.69%, 6/19/2023		1,000,000	996,141
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,505,564
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	2,000,551
Hertz Vehicle Financing II LP, "C", Series 2018-1A, 144A, 4.39%, 2/25/2024		1,500,000	1,499,688
			6,001,944
Home Equity Loans 0.2%
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		23,841	23,676
Renaissance Home Equity Loan Trust:
"AF1", Series 2006-4, 5.545%, 1/25/2037		58,063	33,991
"AF1", Series 2007-2, 5.893%, 6/25/2037		341,006	169,762
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		2,504	2,589
			230,018
Miscellaneous 9.9%
DB Master Finance LLC, "A2II", Series 2017-1A, 144A, 4.03%, 11/20/2047		2,000,000	2,026,660
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		560,000	553,822
Domino's Pizza Master Issuer LLC:
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045		1,965,000	1,974,196
"A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		796,000	810,026
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 3.434% **, 7/18/2030		570,000	574,511
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		463,453	454,938
North End CLO Ltd., "A", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.150%, 2.881% **, 7/17/2025		2,665,766	2,672,425
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023 (c)		1,130,000	1,129,999
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.331% **, 7/17/2025		3,500,000	3,507,220
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1-month USD-LIBOR + 0.945%, 2.506% **, 2/25/2035		13,044	13,051
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 2.855% **, 7/20/2030		1,000,000	1,002,699
Wendys Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		360,000	359,888
			15,079,435
Total Asset-Backed (Cost $21,324,498)			21,311,397
Commercial Mortgage-Backed Securities 2.9%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.763% **, 7/10/2044		317,106	207,704
BX Trust, "A", Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 2.61% **, 10/15/2032		1,150,000	1,152,861
CHT Mortgage Trust, "D", Series 2017-CSMO, 144A, 1-month USD-LIBOR + 2.250%, 3.81% **, 11/15/2036		1,200,000	1,204,135
Credit Suisse First Boston Mortgage Securities Corp., "F", Series 2005-C1, 144A, 4.821%, 2/15/2038		237,114	236,027
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 2.81% **, 1/15/2033 (d)		700,000	700,501
LB Commercial Mortgage Trust, "J", Series 1998-C4, 144A, 5.6%, 10/15/2035		863,317	868,938
Total Commercial Mortgage-Backed Securities (Cost $4,539,553)			4,370,166
Collateralized Mortgage Obligations 10.0%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		53,553	54,963
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		782	795
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 3.371% **, 2/20/2036		120,328	104,845
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 3.711% **, 9/25/2028		757,989	764,578
Federal Home Loan Mortgage Corp.:
"GI", Series 3874, Interest Only, 3.5%, 12/15/2024		88,634	41
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		136,739	1,789
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		5,738,480	1,021,226
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,433,855	229,894
"LG", Series 4281, 4.0%, 1/15/2043		2,467,720	2,519,521
"H", Series 4865, 4.0%, 8/15/2044		1,520,696	1,567,244
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		52,204	390
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		3,934,870	880,860
"XS", Series 2470, Interest Only, 7.000% minus 1-month USD-LIBOR, 5.441% ** , 2/15/2031		604,671	64,084
"LA", Series 1343, 8.0%, 8/15/2022		27,094	29,277
"PK", Series 1751, 8.0%, 9/15/2024		118,115	130,534
Federal National Mortgage Association:
"DI", Series 2012-153, Interest Only, 3.5%, 1/25/2028		2,983,272	294,539
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		2,177,425	268,231
"21", Series 343, Interest Only, 4.0%, 9/25/2018		18,888	124
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		13,010	105
"DE", Series 2014-18, 4.0%, 8/25/2042		2,500,688	2,539,591
"9", Series 406, Interest Only, 4.5%, 2/25/2041		1,273,498	293,255
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		792,999	168,009
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		1,732,681	329,834
"27", Series 351, Interest Only, 5.0%, 4/25/2019		35,923	626
"2", Series 350, Interest Only, 5.5%, 3/25/2034		144,168	27,395
Freddie Mac Structured Agency Credit Risk Debt Notes, "M1", Series 2013-DN1, 1-month USD-LIBOR + 3.400%, 4.961% **, 7/25/2023		297,308	300,001
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,744,043	221,451
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		3,011,071	555,056
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		17,753	105
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		81,335	3,543
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		1,487,124	286,727
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		1,033,697	213,634
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		414,508	108,178
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 3.241% **, 12/25/2034		25,153	24,988
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		143,833	143,963
RESIMAC, "A2", Series 2017-2, Australian Bank Bill Short Term Rates 1 Month Mid + 1.200%, 2.9% **, 1/15/2049	AUD	2,500,000	2,018,027
Washington Mutual Mortgage Pass-Through Certificates Trust, "2A3", Series 2003-S6, 4.75%, 7/25/2018		6,902	6,912
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		1,562	1,563
Total Collateralized Mortgage Obligations (Cost $13,391,967)			15,175,898
Government & Agency Obligations 21.0%
Other Government Related (e) 2.9%
Sberbank of Russia, 144A, 5.125%, 10/29/2022		500,000	517,500
Vnesheconombank:
144A, 5.942%, 11/21/2023		2,000,000	2,179,864
144A, 6.025%, 7/5/2022		1,500,000	1,620,600
			4,317,964
Sovereign Bonds 12.1%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		1,000,000	1,011,100
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024		800,000	812,000
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,000,000	1,017,700
Kingdom of Bahrain, 144A, 6.125%, 8/1/2023		1,000,000	1,040,580
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	23,337,762	1,177,750
Republic of Angola, 144A, 9.5%, 11/12/2025		2,000,000	2,341,680
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		3,000,000	2,103,000
Republic of Ghana, 144A, 9.25%, 9/15/2022 (b)		500,000	565,090
Republic of Namibia, 144A, 5.25%, 10/29/2025		3,000,000	3,067,560
Republic of Nigeria, 144A, 6.5%, 11/28/2027		570,000	591,421
Republic of Portugal, 144A, 5.125%, 10/15/2024		700,000	752,339
Republic of Senegal, 144A, 6.25%, 7/30/2024		900,000	957,240
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		500,000	517,513
Republic of Zambia, 144A, 5.375%, 9/20/2022		800,000	778,544
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	35,319,400	1,688,416
			18,421,933
U.S. Treasury Obligations 6.0%
U.S. Treasury Notes:
0.75%, 3/31/2018		190,000	189,802
0.75%, 9/30/2018		900,000	893,918
2.375%, 5/15/2027		8,300,000	8,063,969
			9,147,689
Total Government & Agency Obligations (Cost $31,505,546)			31,887,586
Loan Participations and Assignments 0.0%
Senior Loans
Fairway Group Acquisition Co.:
Term Loan, 10.0% PIK, 1/3/2020 (c) *		63,233	0
Term Loan, 11.0% PIK, 10/3/2021 (c) *		55,615	0
Total Loan Participations and Assignments (Cost $112,947)			0
		Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co.(c) *		980	0
Information Technology 0.0%
Answers Corp.*		1,110	18,037
Total Common Stocks (Cost $140,661)			18,037
Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022 (c)* (Cost $356,760)		3,083	0
Exchange-Traded Funds 9.4%
iShares iBoxx $ High Yield Corporate Bond ETF (b)		62,500	5,456,250
SPDR Bloomberg Barclays High Yield Bond ETF (b)		148,000	5,431,600
VanEck Vectors JPMorgan EM Local Currency Bond ETF		175,000	3,445,750
Total Exchange-Traded Funds (Cost $14,388,845)			14,333,600
		Principal Amount ($)(a)	Value ($)
Short-Term U.S. Treasury Obligations 8.1%
U.S. Treasury Bills:
1.18% ***, 8/16/2018 (f)		972,000	963,328
1.375% ***, 10/11/2018		8,500,000	8,399,776
1.381% ***, 10/11/2018		2,960,000	2,925,099
Total Short-Term U.S. Treasury Obligations (Cost $12,315,334)			12,288,203
		Shares	Value ($)
Securities Lending Collateral 10.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.25% (g) (h) (Cost $16,164,993)		16,164,993	16,164,993
Cash Equivalents 1.3%
Deutsche Central Cash Management Government Fund, 1.34% (g) (Cost $2,000,746)		2,000,746	2,000,746
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $166,901,544)		110.4	167,853,084
Other Assets and Liabilities, Net		(10.4)	(15,824,386)
Net Assets		100.0	152,028,698

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing.
** Variable or floating rate security. These securities are shown at their current rate as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at January 31, 2018 amounted to $15,773,924, which is 10.4% of net assets.
(c) Investment was valued using significant unobservable inputs.
(d) When-issued security.
(e) Government-backed debt issued by financial companies or government sponsored enterprises.
(f) At January 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
EM: Emerging Markets
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2018	50	6,232,840	6,078,906	153,934
2 Year U.S. Treasury Note	USD	3/29/2018	106	22,739,058	22,602,844	136,214
5 Year U.S. Treasury Note	USD	3/29/2018	164	19,129,068	18,812,594	316,474
Federal Republic of Germany Euro-Bund	EUR	3/8/2018	48	9,639,391	9,464,780	174,611
Ultra 10 Year U.S. Treasury Note	USD	3/20/2018	14	1,878,049	1,822,844	55,205
Total unrealized appreciation						836,438

As of January 31, 2018, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,999,592	AUD	2,500,000	2/6/2018	14,822	National Australia Bank Ltd.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
AUD	2,500,000	USD	1,928,125	2/6/2018	(86,289)	National Australia Bank Ltd.
MXN	33,008,000	USD	1,743,080	4/19/2018	(7,644)	HSBC Holdings PLC
AUD	2,500,000	USD	1,999,263	4/19/2018	(14,910)	National Australia Bank Ltd.
Total unrealized depreciation					(108,843)

Currency Abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$48,064,731	$—	$48,064,731
Mortgage-Backed Securities Pass-Throughs	—	2,237,727	—	2,237,727
Asset-Backed	—	20,181,398	1,129,999	21,311,397
Commercial Mortgage-Backed Securities	—	4,370,166	—	4,370,166
Collateralized Mortgage Obligations	—	15,175,898	—	15,175,898
Government & Agency Obligations	—	31,887,586	—	31,887,586
Loan Participations and Assignments	—	—	0	0
Common Stocks	—	18,037	0	18,037
Warrant	—	—	0	0
Exchange-Traded Funds	14,333,600	—	—	14,333,600
Short-Term U.S. Treasury Obligations	—	12,288,203	—	12,288,203
Short-Term Investments (i)	18,165,739	—	—	18,165,739
Derivatives (j)
Futures Contracts	836,438	—	—	836,438
Forward Foreign Currency Contracts	—	14,822	—	14,822
Total	$33,335,777	$134,238,568	$1,129,999	$168,704,344
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(108,843)	$—	$(108,843)
Total	$—	$(108,843)	$—	$(108,843)

There have been no transfers between fair value measurement levels during the period ended January 31, 2018.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Currency Contracts	$ —	$ (94,021)
Interest Rate Contracts	$ 836,438	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Fixed Income Opportunities Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018